Document and Entity Information	Nov. 03, 2020
Document Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2020
Entity Registrant Name	ARLINGTON ASSET INVESTMENT CORP.
Entity Central Index Key	0001209028
Entity Incorporation State Country Code	VA
Entity File Number	001-34374
Entity Tax Identification Number	54-1873198
Entity Address Address Line One	6862 Elm Street
Entity Address, Address Line Two	Suite 320
Entity Address City Or Town	McLean
Entity Address State Or Province	VA
Entity Address Postal Zip Code	22101
City Area Code	703
Local Phone Number	373-0200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock
Document Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	AAIC
Security Exchange Name	NYSE
7.00% Series B Cumulative Perpetual Redeemable Preferred Stock
Document Document And Entity Information [Line Items]
Title of 12(b) Security	7.00% Series B Cumulative Perpetual Redeemable Preferred Stock
Trading Symbol	AAIC PrB
Security Exchange Name	NYSE
8.250% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Document Document And Entity Information [Line Items]
Title of 12(b) Security	8.250% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	AAIC PrC
Security Exchange Name	NYSE
6.625% Senior Notes due 2023
Document Document And Entity Information [Line Items]
Title of 12(b) Security	6.625% Senior Notes due 2023
Trading Symbol	AIW
Security Exchange Name	NYSE
6.75% Senior Notes due 2025
Document Document And Entity Information [Line Items]
Title of 12(b) Security	6.75% Senior Notes due 2025
Trading Symbol	AIC
Security Exchange Name	NYSE